Property, Plant and Equipment - Schedule of Company's Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 1,816.8	$ 1,938.8	$ 2,004.3
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	4,283.0	3,923.9
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	2,466.2	1,985.1
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	428.3	479.4	459.6
Tooling [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,527.0	1,371.8
Tooling [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,098.7	892.4
Equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	648.8	720.6	735.7
Equipments [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,687.5	1,536.2
Equipments [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	1,038.7	815.6
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	584.4	584.4	613.2
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	913.2	861.5
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	328.8	277.1
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	155.3	154.4	$ 195.8
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	155.3	154.4
Land [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 0.0	$ 0.0